Significant Items Within the Income Statement	6 Months Ended
Jun. 30, 2018
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Significant Items Within the Income Statement

2 SIGNIFICANT ITEMS WITHIN THE INCOME STATEMENT

Non-underlying items

Non-underlying items are costs and revenues relating to gains and losses on business disposals, acquisition and disposal-related credit/costs, restructuring costs, impairments and other one-off items within operating profit, and other significant and unusual items within net profit but outside of operating profit, which we collectively term non-underlying items, due to their nature and/or frequency of occurrence. These items are significant in terms of nature and/or amount and are relevant to an understanding of our financial performance.

Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

€ million	First Half
	2018	2017
Acquisition and disposal-related credit/(costs)(a)	148	(69)
Gain/(loss) on disposal of group companies(b)	–	308
Restructuring costs	(367)	(318)
Impairment and other one-off items(c)	(219)	–

Non-underlying items within operating profit before tax	(438)	(79)
Tax on non-underlying items within operating profit	170	(21)

Non-underlying items within operating profit after tax	(268)	(100)

Non-underlying items not in operating profit but within net profit:
Impact of US tax reform	(29)	–

Non-underlying items not in operating profit but within net profit after tax	(29)	–

Non-underlying items after tax(d)	(297)	(100)

Attributable to:
Non-controlling interests	(10)	(4)
Shareholders’ equity	(287)	(96)

(a)	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.
(b)	2017 includes a gain of €308 million from the sale of AdeS soy beverage business in Latin America.
(c)	Includes a charge of €208 million relating to impairment of Blueair intangible asset.
(d)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.